Schedule of Fair Value of the Derivative Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Balance			$ 16,603,000
Exercises			(15,214,000)
Loss on change in fair value			6,468,000
Reclassification to equity			(7,857,000)
Balance
Series A Warrant [Member]
Balance			5,456,000
Exercises
Loss on change in fair value			2,401,000
Reclassification to equity			(7,857,000)
Balance
Series B Warrant [Member]
Balance			11,147,000
Exercises			(15,214,000)
Loss on change in fair value			4,067,000
Reclassification to equity
Balance